Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

May 1, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

CIK No. 0000896435

Ladies and Gentlemen:

On behalf of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 62 (the “Amendment”), as related to Series I and II shares of Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Managed Volatility Fund (formerly known as Invesco V.I. Utilities Fund), Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Mid Cap Growth Fund, Invesco V.I. Money Market Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Technology Fund, and Invesco V.I. Value Opportunities Fund, to the Fund’s Registration Statement on Form N-1A associated with the Securities and Exchange Commission’s Interactive Data Rules for Mutual Funds. As counsel to Invesco Advisers, Inc., investment adviser to the Fund, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-4713.

Very truly yours,

/s/ Seba Kurian

Seba Kurian

Counsel